ORGANIZATION AND PRINCIPAL ACTIVITIES ( (Narrative) (Details) $ / shares in Units, ¥ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($)	Jan. 31, 2016 USD ($)	Dec. 31, 2017 $ / shares	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2016 CNY (¥)	Jan. 31, 2016 CNY (¥)
VIE arrangements [Line Items]
Asset-Backed Securities, at Carrying Value	$ 78.5	$ 46.1				¥ 510.6	¥ 299.8
Financing Arrangements Expiration Date			May 2018
Minimum [Member]
VIE arrangements [Line Items]
Common Stock, Dividends, Per Share, Cash Paid			$ 0.4831
Maximum [Member]
VIE arrangements [Line Items]
Common Stock, Dividends, Per Share, Cash Paid			$ 0.6096
AAA-rated senior securities [Member]
VIE arrangements [Line Items]
Percentage of Tranches	70.50%	68.00%
AA-rated senior securities [Member]
VIE arrangements [Line Items]
Percentage of Tranches	11.00%	10.50%
Subordinate Security Held By Originator [Member]
VIE arrangements [Line Items]
Percentage of Tranches	18.50%	21.50%
Variable Interest Entity [Member]
VIE arrangements [Line Items]
Percentage of VIEs revenues to the consolidated net revenues			89.70%	97.80%	94.90%
Percentage of VIEs assets to the consolidated total assets			24.20%	30.30%
Percentage of VIEs liability to the consolidated total liabilities			31.10%	50.20%
Variable Interest Entity [Member] | Power of Attorney [Member]
VIE arrangements [Line Items]
Term of agreement			10 years
Variable Interest Entity [Member] | Business Operations Agreement [Member]
VIE arrangements [Line Items]
Advance written notice period for not extending term of agreement			30 years
Variable Interest Entity [Member] | Exclusive Equity Option Agreement [Member]
VIE arrangements [Line Items]
Advance written notice period for not extending term of agreement			30 years